Key Management Personnel	6 Months Ended
Jun. 30, 2023
Key Management Personnel [Abstract]
Key management personnel

Note 19. Key management personnel

Transactions with directors and executive board management members

Total management compensation included in the Unaudited Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income are as follows:

	For the three months ended June 30		For the six months ended June 30
	2023	2022[1]	2023	2022[1]
Short-term employee benefits	758	598	1,510	1,133
Consulting fees	658	1,126	1,233	1,739
	$1,416	$1,724	$2,743	$2,872

[1]	The Group corrected the disclosure of short-term employee benefits and consulting fees for the three and six months periods ended June 31, 2022. The correction does not impact the results presented in the prior period.